Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (52)	$ 436	$ (406)
Other comprehensive income (loss), net of tax:
Net investment hedge, net of deferred taxes of $(8), $0 and $0	18	(203)
Foreign currency translation adjustments	10	(19)	160
Net actuarial gain (loss), net of deferred taxes of $3, $(2) and $1	(51)	7	(19)
Reclassification adjustments:
Foreign currency translation adjustments		(2)	(2)
Amortization of net actuarial gain/(loss)		2
Total other comprehensive income (loss)	(23)	(215)	139
Total comprehensive income (loss)	(75)	221	(267)
Attribution of comprehensive income (loss) for the period:
Comprehensive income (loss) attributable to stockholders	(138)	175	(317)
Comprehensive income (loss) attributable to non-controlling interests	63	46	50
Total comprehensive income (loss)	$ (75)	$ 221	$ (267)